Borrowings (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Borrowings [abstract]
Balances at the beginning of the year	$ 1,107,241	$ 1,087,566	$ 765,184
Acquisitions of subsidiary (Note 26)	0	0	332,976
Loans obtained	596,030	52,099	286,839
Loans paid	(250,276)	(142,693)	(231,597)
Interest paid (Note 21)	(106,953)	(48,564)	(38,334)
Disposals of subsidiaries	0	0	(47,281)
Accrued interest for the year	119,964	118,219	68,673
Translation differences	20,439	40,614	(48,894)
Balances at the end of the year	$ 1,486,445	$ 1,107,241	$ 1,087,566